497(e)
                                                                      333-130988
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 1, 2010 TO THE MAY 1, 2010 PROSPECTUS FOR EQUI-VEST(R) STRATEGIES (SERIES 901)
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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

1. Under the heading "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the "Fee Table", the following is deleted in its entirety:

   This table shows the fees and expenses for 2009 as an annual percentage of each portfolio's daily average net assets.

2. Under "Guaranteed interest option" in "Contract features and benefits", the first sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

   The annual minimum guaranteed interest rate for 2010 is either 1.25% or 1.50% depending on your lifetime minimum guaranteed interest rate.

3. In Appendix III: "State contract availability and/or variations of certain features and benefits", the following is added for California and Texas:

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STATE                      FEATURES AND BENEFITS         CONTRACT TYPE        AVAILABILITY OR VARIATION
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
CALIFORNIA                 See "Your right to cancel     All contract types   If you reside in the state of California and you
(Available in California   within a certain number of                         are age 60 or older at the time the certificate is
beginning on or about      days" in "Contract features                        issued, you may return your variable annuity
August 23, 2010)           and benefits"                                      certificate within 30 days from the date you
                                                                              receive it and receive a refund as described
                                                                              below:

                                                                              If you allocate your entire initial contribution to
                                                                              the EQ/Money Market option (and/or
                                                                              guaranteed interest option), the amount of your
                                                                              refund will be equal to your contribution less
                                                                              interest, unless you make a transfer, in which
                                                                              case the amount of your refund will be equal to
                                                                              your account value on the date we receive your
                                                                              request to cancel at our processing office. This
                                                                              amount could be less than your initial
                                                                              contribution. If you allocate any portion of your
                                                                              initial contribution to the variable investment
                                                                              options (other than the EQ/Money Market
                                                                              option), your refund will be equal to your
                                                                              account value on the date we receive your
                                                                              request to cancel at our processing office.

                           See "Withdrawal charge" in    All contract types   Waiver (14) is not available.
                           the "Charges under the
                           contracts" section under
                           "Charges and expenses"
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

888-109 (7/10)                                                    145351 (7/10)
EV Strategies 901 NB/IF (SAR)                                           x03211
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
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STATE    FEATURES AND BENEFITS           CONTRACT TYPE                  AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
TEXAS    See "Separate account annual    For TSA participants who are   Total Separate Account annual expenses and
         expenses" and "Portfolio        employees of Texas public      total annual expenses of the Trusts when added
         operating expenses expressed    higher education and           together are not permitted to exceed 2.75%.
         as an annual percentages of     participate in the Texas
         daily net assets" in the "Fee   Optional Retirement Program
         table"                          (ORP).

         See "What are your              For TSA participants who are   Unavailable variable investment options: The
         investment options under the    employees of Texas public      variable investment options that invest in
         contract" in "Contract          higher education and           portfolios of the unaffiliated trusts are not
         features and benefits"          participate in the Texas       available.
                                         Optional Retirement Program
                                         (ORP).

         See "Withdrawing your           For TSA participants who are   For participants in a Texas Optional Retirement
         account value" in "Accessing    employees of Texas public      Program (ORP), Texas law permits withdrawals
         your money"                     higher education and           only after one of the following distributable
                                         participate in the Texas       events:
                                         Optional Retirement Program
                                         (ORP).                         o separation from service from all Texas public higher
                                                                          education employment; or

                                                                        o age 701/2.

                                                                        To make a withdrawal, your employer must
                                                                        approve the request. If a distributable event
                                                                        occurs prior to your being vested, any amounts
                                                                        provided by an employer's first-year matching
                                                                        contribution will be refunded to the employer.
                                                                        Loans and hardship withdrawals are not
                                                                        available.

         See "Annual administrative      All contract types             The annual administrative charge will never be
         charge" in the "Charges under                                  greater than $50.00.
         the contracts" section under
         "Charges and expenses"
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

    EQUI-VEST(R) IS A REGISTERED SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE
                            COMPANY (AXA EQUITABLE).
  EQUI-VEST(R) STRATEGIES IS ISSUED BY AXA EQUITABLE. DISTRIBUTED BY AFFILIATE
                               AXA ADVISORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

    COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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